RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2025
Accounting Changes and Error Corrections [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 4. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

Background for fiscal year ending December 31, 2025

The Company originally filed its Annual Report on Form 10-K for the year ended December 31, 2025, on April 17, 2026 (the “Original Filing”). On April 22, 2026, the Company filed Amendment No. 1 on Form 10-K/A (the “Amendment No. 1”). Amendment No. 1 had no impact on the Consolidated Balance Sheet, the previously reported net income (loss), total assets, total liabilities, or stockholders’ equity (deficit).

Subsequent to the filing of Amendment No. 1, in response to comments received from the Staff of the Securities and Exchange Commission, the Company filed Amendment No. 2 on Form 10-K/A (the “Restatement”) to (i) disaggregate the previously reported ‘Cash’ line item on the Consolidated Balance Sheet into two separately captioned line items, ‘Cash and cash equivalents’ and ‘Restricted cash — client funds (segregated),’ with a corresponding ‘Client funds payable’ liability presented separately on the face of the Consolidated Balance Sheet; (ii) reflect cash, cash equivalents, and restricted cash on a combined basis on the Consolidated Statements of Cash Flows in accordance with ASC 230-10-50-8, with the reconciliation between the consolidated balance sheets and the consolidated statements of cash flows set forth in Note 11; and (iii) add Note 11 Client Funds. Restricted cash — client funds (segregated) represent amounts held on behalf of customers of the Company’s regulated brokerage subsidiaries, with an offsetting client funds payable liability. In addition to those presentation and disclosure reclassifications — which by themselves do not change any previously reported total — the Restatement records corrections principally relating to the recalculation of the parent company operating lease under ASC 842, a related reclassification within other income (expense), and the foreign currency translation and noncontrolling interest allocations. For the fiscal year ended December 31, 2025, these corrections increase total assets by $280,690 to $64,051,886, increase consolidated net income by $14,366 to $5,828,978 (net income attributable to FDCTech, Inc.’s shareholders of $5,797,589, compared to $5,783,223 as previously reported), and increase the accumulated surplus by $280,692 to $3,401,487; for the comparative fiscal year ended December 31, 2024, they conform the comparative amounts to the restated figures described under “Background for fiscal year ending December 31, 2024” below. Previously reported total revenue, total cost of sales, gross profit, and basic and diluted earnings per share are unchanged, and no subtotal of the Consolidated Statements of Cash Flows is changed by the presentation reclassifications.

The following tables present the effects of the Adjustment (Amendment No. 1) and the Restatement (Amendment No. 2) on the affected line items of the Consolidated Balance Sheet and Consolidated Statement of Cash Flows. The Consolidated Statement of Operations is presented to show the effect of the Restatement on total operating expenses, other income (expense), and net income (loss); see Note 14, Comprehensive Income, for the comprehensive income presentation added in Amendment No. 1 and further corrected in the Restatement.

A. CONSOLIDATED BALANCE SHEET

December 31, 2025

Line Item	As Originally Reported	Adjustment	Amendment No. 1	Adjustment	As Restated (Amend. No. 2)
Cash and cash equivalents	$17,669,749	-	17,669,749	(5,813,888)	11,855,861
Restricted cash — client funds (segregated)	-	-	-	5,813,888	5,813,888
Related party receivable	37,477,356	-	37,477,356	2,612,695	40,090,051
Tax receivable	2,803,041	-	2,803,041	(2,612,695)	190,346
Right of use asset (ROU)	530,348	-	530,348	280,690	811,038
Total assets	$63,771,196	-	63,771,196	280,690	64,051,886
Operating lease liability, current	501,236	-	501,236	(335,544)	165,692
Operating lease liability, non-current	29,112	-	29,112	335,543	364,655
Total liabilities	$41,360,599	-	41,360,599	(1)	41,360,598
Additional paid-in capital	26,900,000	-	26,900,000	17,226	26,917,226
Accumulated other comprehensive income (loss)	313,484	-	313,484	(17,227)	296,257
Accumulated deficit	3,120,795	-	3,120,795	280,692	3,401,487
Total FDCTech, Inc. stockholders’ equity (deficit)	22,377,274	-	22,377,274	280,691	22,657,965
Total stockholders’ equity	22,410,597	-	22,410,597	280,691	22,691,288
Total liabilities and stockholders’ equity	$63,771,196	-	63,771,196	280,690	64,051,886

In connection with the preparation of Amendment No. 4 to its Annual Report on Form 10-K/A for the year ended December 31, 2025, the Company identified certain classification and measurement matters affecting the consolidated balance sheet as of December 31, 2025, previously presented in Amendment No. 2. The accompanying consolidated balance sheet has been restated to correct these matters. The effect of each adjustment is described below and summarized in the reconciliation that follows.

(a) Separate presentation of restricted cash. The Company reclassified $5,813,888 of restricted cash (client funds, segregated) out of Cash and cash equivalents into a separately presented Restricted cash caption. As a result, Cash and cash equivalents decreased from $17,669,749 to $11,855,861 and Restricted cash increased to $5,813,888. This adjustment had no effect on total current assets, total assets, total liabilities or total stockholders’ equity.

(b) Reclassification of related party balances. The Company reclassified $2,612,695 previously reported within Tax receivable to Related party receivable to appropriately reflect the nature of the counterparty. This adjustment had no effect on total assets, total liabilities or total stockholders’ equity.

(c) Re-measurement of operating lease right-of-use asset. The Company re-measured its operating lease right-of-use asset, increasing the asset by $280,690, and decreased accumulated deficit by $280,692, increasing total stockholders’ equity by $280,691.

(d) Classification of operating lease liability. The Company reclassified its operating lease liability between current and non-current, decreasing Operating lease liability, current by $335,544 and increasing Operating lease liability, non-current by $335,543, with no significant effect on total liabilities.

(e) Reclassification within stockholders’ equity. The Company reclassified $17,226 between Additional paid-in capital and Accumulated other comprehensive income (loss); Additional paid-in capital increased by $17,226 and Accumulated other comprehensive income (loss) decreased by $17,227, with no net effect on total stockholders’ equity.

December 31, 2024

Line Item	As Originally Reported	Adjustment	Amendment No. 1	Adjustment	As Restated (Amend. No. 2)
Cash and cash equivalents	$25,376,957	-	25,376,957	(11,526,789)	13,850,168
Restricted cash — client funds (segregated)	-	-	-	11,526,789	11,526,789
Right of use asset (ROU)	$711,928	-	711,928	266,326	978,254
Total assets	$33,502,601	-	33,502,601	266,326	33,768,927
Operating lease liability, current	319,656	-	319,656	(138,076)	181,580
Operating lease liability, non-current	392,272	-	392,272	138,076	530,348
Total liabilities and stockholders’ equity	$33,502,601	-	33,502,601	266,326	33,768,927

In connection with the restatement of its consolidated financial statements, the Company restated its previously issued consolidated balance sheet as of December 31, 2024, as originally reported and as previously presented in Amendment No. 1. The accompanying consolidated balance sheet as of December 31, 2024, has been restated to correct the classification and measurement matters described below, which are summarized in the reconciliation that follows.

(a) Separate presentation of restricted cash. The Company reclassified $11,526,789 of restricted cash (client funds, segregated) out of Cash and cash equivalents into a separately presented Restricted cash caption. As a result, Cash and cash equivalents decreased from $25,376,957 to $13,850,168, and Restricted cash increased to $11,526,789. This adjustment had no effect on total current assets, total assets, total liabilities, or total stockholders’ equity.

(b) Re-measurement of operating lease right-of-use asset. The Company re-measured its operating lease right-of-use asset, increasing the asset by $266,326 (from $711,928 to $978,254), with a corresponding decrease in accumulated deficit of $266,326, increasing total stockholders’ equity by $266,326.

(c) Classification of operating lease liability. The Company reclassified its operating lease liability between current and non-current, decreasing Operating lease liability, current by $138,076 (from $319,656 to $181,580) and increasing Operating lease liability, non-current by $138,076 (from $392,272 to $530,348), with no effect on total liabilities.

NOTE 4. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (continued)

B. CONSOLIDATED STATEMENT OF OPERATIONS

The Adjustment (Amendment No. 1) did not change any previously reported amount in the Consolidated Statement of Operations through net income (loss) attributable to FDCTech, Inc.’s shareholders, or basic and diluted earnings per share. The Restatement (Amendment No. 2) corrects the calculation of the parent company operating lease under ASC 842, reducing rental expense within general and administrative expense by $14,365, and reclassifies amounts between other interest income (expense) ($(122,246)) and other income (expense) ($122,247), increasing net income (loss) by $14,366 with no change to basic and diluted earnings per share of $0.01.

Year Ended December 31, 2025

Line Item	As Originally Reported	Adjustment	Amendment No. 1	Adjustment	As Restated (Amend. No. 2)
Revenue	34,959,399	-	34,959,399	-	34,959,399
Cost of sales	15,815,358	-	15,815,358	-	15,815,358
Gross Profit	19,144,041	-	19,144,041	-	19,144,041
Total operating expenses	13,090,832	-	13,090,832	(14,365)	13,076,467
Other interest income (expense)	16,157	-	16,157	(122,246)	(106,089)
Other income (expense)	(254,754)	-	(254,754)	122,247	(132,507)
Net income (loss)	5,814,612	-	5,814,612	14,366	5,828,978
Net income (loss) per common share	0.01	-	0.01	-	0.01

Year Ended December 31, 2024

Line Item	As Originally Reported	Adjustment	Amendment No. 1	Adjustment	As Restated (Amend. No. 2)
Revenue	26,943,718	-	26,943,718	-	26,943,718
Cost of sales	14,902,350	-	14,902,350	-	14,902,350
Gross Profit	12,041,368	-	12,041,368	-	12,041,368
Total operating expenses	12,943,131	-	12,943,131	(266,324)	12,676,807
Total other income (expense)	872,025	-	872,025	-	872,025
Net income (loss)	(29,739)	-	(29,739)	266,325	236,586
Net income (loss) per common share	(0.00)	-	(0.00)	-	0.00

Refer to Note 14. Comprehensive Income for the comprehensive income (loss) presentation was added in Amendment No. 1.

NOTE 4. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (continued)

C. CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS)

Year Ended December 31, 2025

Line Item	As Originally Reported	Adjustment	Amendment No. 1	Adjustment	As Restated (Amend. No. 2)
Operating Activities:
Net income (loss)	5,814,612	-	5,814,612	14,366	5,828,978
Change in foreign currency translation	(313,484)	699,749	386,265	(17,227)	369,038
Total comprehensive income (loss)	5,501,128	699,749	6,200,877	(2,861)	6,198,016
Comprehensive income (loss) attributable to NCI	(9,254)	26,444	17,190	22,622	39,812
Comprehensive income (loss) attributable to FDCTech stockholders	5,510,382	673,305	6,183,687	(25,483)	6,158,204

Year Ended December 31, 2024

Line Item	As Originally Reported	Adjustment	Amendment No. 1	Adjustment	As Restated (Amend. No. 2)
Operating Activities:
Net income (loss)	(29,739)	-	(29,739)	266,325	236,586
Change in foreign currency translation	72,781	(370,790)	(298,009)	-	(298,009)
Total comprehensive income (loss)	43,042	(370,790)	(327,748)	266,325	(61,423)
Comprehensive income (loss) attributable to NCI	(43,178)	65,628	22,450	(22,408)	43
Comprehensive income (loss) attributable to FDCTech stockholders	86,220	(436,418)	(350,198)	288,733	(61,466)

Note: Only line items affected by the Adjustment (Amendment No. 1) or otherwise relevant for traceability are shown. The Restatement (Amendment No. 2) does not change any subtotal or line item of the Consolidated Statements of Cash Flows; rather, it (i) relabels ‘Cash at beginning/end of the period’ to ‘Cash, cash equivalents, and restricted cash at beginning/end of the period’ to reflect the inclusion of client funds — segregated as restricted cash under ASC 230-10-50-8, and (ii) adds the corresponding reconciliation between the Consolidated Balance Sheets and the Consolidated Statements of Cash Flows in Note 11(d).

D. CONSOLIDATED STATEMENT OF CASH FLOWS

Amendment No. 1 added the presentation of comprehensive income (loss) below net income (loss) on the Consolidated Statements of Operations — a presentation change only. Amounts shown reflect the comprehensive income (loss) disclosure as added; refer to Note 14. Comprehensive Income.

Year Ended December 31, 2025

Line Item	As Originally Reported	Adjustment	Amendment No. 1	Adjustment	As Restated (Amend. No. 2)
Net income (loss)	5,783,223	-	5,783,223	45,755	5,828,978
Common stock issued for services	-	-	-	35,200	35,200
Series B Convertible Preferred stock for services	-	14,100	14,100	-	14,100
Right of use of assets	181,580	-	181,580	(14,364)	167,216
Net cash provided by (used in) operating activities	(40,999,098)	14,100	(40,984,998)	66,590	(40,918,408)
Acquisition of AIL	-	-	-	8,933,118	8,933,118
Changes in paid-in capital, common control	-	-	-	1,054,389	1,054,389
Net cash used in investing activities	2,069,328	-	2,069,328	9,584,016	11,670,570
Series B Convertible Preferred stock for services	14,100	(14,100)	-	-	-
Common stock issued at a discount	9,969,735	-	9,969,735	(9,969,735)	-
Common stock issued for cash	35,200	-	35,200	(35,200)	-
Capital contribution	546	-	546	(546)	-
Net cash provided by financing activities	31,208,462	-	31,208,462	(10,036,853)	21,171,592

Year Ended December 31, 2024

Line Item	As Originally Reported	Adjustment	Amendment No. 1	Restatement Adjustment	As Restated (Amend. No. 2)
Net income (loss)	(18,781)	-	(18,781)	255,367	236,586
Less: Net income (loss) attributable to noncontrolling interest	-	-	-	10,958	10,958
Operating lease	672,245	-	672,245	-	672,245
Right of asset use	(672,245)	-	(672,245)	(266,326)	(938,571)
Net cash provided by (used in) operating activities	(13,621,417)	-	(13,621,417)	(10,958)	(13,632,376)

F. STOCKHOLDERS’ EQUITY AND EARNINGS PER SHARE — CONFIRMATION OF NO IMPACT

The Adjustment (Amendment No. 1) did not change total stockholders’ equity (deficit) or the components of stockholders’ equity. The Restatement (Amendment No. 2) increased the accumulated surplus by $280,692 to $3,401,487 and total FDCTech, Inc. stockholders’ equity to $22,657,965 ($22,691,288 including noncontrolling interest), with no change to basic and diluted earnings per share.

NOTE 4. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (continued)

Background for fiscal year ending December 31, 2024

On April 3, 2025, the Company’s Board of Directors dismissed Olayinka Oyebola & Co. (“Olayinka”) as its independent registered public accounting firm, following Olayinka’s designation as a Prohibited Service Provider by OTC Markets Group. The Company engaged LAO Professionals (PCAOB Firm ID: 7057) as its successor independent auditor, effective on the same date.

As part of the auditor transition, LAO Professionals conducted a reaudit of the Company’s consolidated financial statements for the fiscal year ended December 31, 2024 (previously audited by Olayinka and filed with the SEC on March 3, 2025). The reaudit identified two adjustments to the previously reported figures. Accordingly, the Company has restated its consolidated balance sheet as of December 31, 2024, and its consolidated statements of operations, comprehensive income, stockholders’ equity, and cash flows for the year then ended. Investors should not rely upon the financial statements as presented in the Annual Report on Form 10-K for the year ended December 31, 2024, as originally filed.

The Company has restated its previously issued consolidated financial statements for the year ended December 31, 2024 to correct certain errors. The effects of the restatement on the Consolidated Balance Sheet, Consolidated Statement of Operations, and Consolidated Statement of Cash Flows are presented below.

A. Consolidated Balance Sheet — As of December 31, 2024

	As Originally Reported	Adjustment	As Restated
Assets
Current assets:
Cash and cash equivalents	$24,781,389	$(10,931,221)	$13,850,168
Restricted cash — client funds (segregated)	$-	$11,526,789	$11,526,789
Accounts receivable, net	$25,000	-	$25,000
Subscription receivable	$8,200,000	$(8,200,000)	-
Prepaid – current	$156,335	-	$156,335
Related party receivable	$2,414,825	$(732,375)	$1,682,450
Total current assets	$35,577,549	$(8,336,807)	$27,240,742
Fixed assets, net	$185,195	-	$185,195
Capitalized software, net	$1,163,309	-	$1,163,309
Investment through subsidiary	$36,062	-	$36,062
Accrued income	$2,073,193	-	$2,073,193
Acquired intangible assets	$1,317,108	-	$1,317,108
Tax receivable	$167,907	-	$167,907
Fair value of trading positions, profit	$607,157	-	$607,157
Right of use (lease)	$711,929	266,325	$978,254
Total assets	$41,839,408	$(8,070,481)	$33,768,927

Liabilities and Stockholders’ Equity (Deficit)
Current liabilities:
Accounts payable	$229,316	-	$229,316
Line of credit	$115,337	-	$115,337
Accrued expenses, related party	$519,500	-	$519,500
Business acquisition loan	$350,000	-	$350,000
CARES Act – PPP advance	$5,661	-	$5,661
Related party advances	$1,011,388	$6,981,452	$7,992,840
Client funds payable	$18,600,990	$(7,074,201)	$11,526,789
Operating lease liability, current	$181,580	-	$181,580
Other current liabilities	$5,328,110	-	$5,328,110
Total current liabilities	$26,341,882	$(92,749)	$26,249,133
Deferred tax liabilities	$333,418	-	$333,418
SBA loan – non-current	$114,184	-	$114,184
Operating lease liability, non-current	$530,348	-	$530,348
Accrued interest – non-current	$70,493	-	$70,493
Total liabilities	$27,390,325	$(92,749)	$27,297,576

Stockholders’ Equity (Deficit):
Preferred stock	$450	-	$450
Series B Preferred stock	$236	-	$236
Common stock	$39,058	$50	$39,108
Additional paid-in capital	$13,679,445	$(125,789)	$13,553,656
Subscription receivable (contra-equity)	-	$(8,000,000)	$(8,000,000)
Additional paid-in capital, Series B Preferred	$3,329,964	-	$3,329,964
Accumulated other comprehensive income (loss)	$(53,270)	$(19,511)	$(72,781)
Accumulated deficit	$(2,563,620)	$167,518	$(2,396,102)
Total FDCTech stockholders’ equity	$14,432,263	$(7,977,732)	$6,454,531
Noncontrolling interest	$16,820	-	$16,820
Total liabilities and stockholders’ equity	$41,839,408	$(8,070,481)	$33,768,927

NOTE 4. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (continued)

B. Consolidated Statement of Operations — Year Ended December 31, 2024

	As Originally Reported	Adjustment	As Restated
Revenues:
Technology & software	$1,642,130	-	$1,642,130
Wealth management	$6,498,404	-	$6,498,404
Brokerage	$18,803,184	-	$18,803,184
Total revenue	$26,943,718	-	$26,943,718
Cost of sales:
Technology & software	$173,708	-	$173,708
Wealth management	$5,925,652	-	$5,925,652
Brokerage	$8,802,990	-	$8,802,990
Total cost of sales	$14,902,350	-	$14,902,350
Gross Profit	$12,041,368	-	$12,041,368
Operating expenses:
General and administrative	$11,191,357	$(167,516)	$11,023,841
Sales and marketing	$1,466,616	-	$1,466,616
Depreciation	$186,350	-	$186,350
Total operating expenses	$12,844,323	$(167,516)	$12,676,807
Operating income (loss)	$(802,955)	$167,516	$(635,439)
Other income (expense):
Other interest income (expense)	$(638,483)	-	$(638,483)
Other income (expense)	$1,510,508	-	$1,510,508
Total other income (expense)	$872,025	-	$872,025
Income (loss) before income taxes	$69,069	$167,517	$236,586
Provision (benefit) for income taxes	-	-	-
Net income (loss)	$69,069	$167,517	$236,586
Less: Net income (loss) attributable to NCI	$(10,958)	-	$(10,958)
Net income (loss) attributable to FDCTech shareholders	$80,027	$167,517	$247,544

C. Consolidated Statement of Cash Flows — Year Ended December 31, 2024

	As Originally Reported	Adjustment	As Restated
Operating Activities:
Net income (loss)	$80,027	$156,559	$236,586
Adjustments to reconcile net loss to net cash:
Depreciation	$186,350	-	$186,350
Common stock issued for services	-	$54,750	$54,750
Series B Preferred issued for services	$792,200	-	$792,200
Accounts receivable allowance	$22,382	-	$22,382
Fixed assets, net	$(207,973)	-	$(207,973)
Acquired intangible assets	$(11,615)	-	$(11,615)
Changes in assets and liabilities:
Gross accounts receivable	$981,618	-	$981,618
Prepaid	$246,856	-	$246,856
Related party receivable	$(2,414,825)	$732,375	$(1,682,450)
Accounts payable	$49,337	-	$49,337
Other current liabilities	$4,557,126	-	$4,557,126
Accrued interest	$37,431	-	$37,431
Client funds payable (Customer funds)	$(11,619,280)	$(7,074,201)	$(18,693,481)
Fair value of trading position, net	$268,101	-	$268,101
Operating lease	$672,245	-	$672,245
Deferred taxes	$(513,163)	-	$(513,163)
Related party guarantee	$1,353,170	-	$1,353,170
Tax receivable by subsidiaries	$9,299	-	$9,299
Accrued income	$(1,037,574)	-	$(1,037,574)
Right of use of assets (lease)	$(672,245)	(266,326)	$(938,571)
Accrued expenses, related party	$(15,000)	-	$(15,000)
Net cash provided (used) in operating activities	$(7,235,533)	$(6,396,843)	$(13,632,376)

Investing Activities:
Capitalized software	$(75,766)	-	$(75,766)
Effect of exchange rates	$(278,498)	$278,498	$-
Changes in paid-in capital, common control	$798,996	$19,511	$818,507
Net cash provided (used) by investing activities	$444,732	298,009	$742,741
Financing Activities:
Borrowing from (payments to) line of credit	$54,595	-	$54,595
Net proceeds from PPP (repayment)	$(14,991)	-	$(14,991)
Net proceeds from SBA loan (repayment)	$(8,505)	-	$(8,505)
Related party advances	$218,049	$6,981,452	$7,199,501
Series A Preferred cancellation	$(200)	-	$(200)
Common stock issued for cash	$20,000	-	$20,000
Changes in paid-in capital, shares issued at discount	$8,900	-	$8,900
Changes in NCI	$(22,118)	-	(22,118)
Noncontrolling interest income	$10,958	-	$10,958
Net cash provided (used) by financing activities	$255,729	$6,981,452	$8,733,622
Effect of exchange rates	$(278,498)	(19,511)	(298,009)
Net increase (decrease) in cash	$(6,535,072)	$595,568	$(5,939,504)
Cash, cash equivalents, and restricted cash at beginning of the period	$31,316,461	-	$31,316,461
Cash, cash equivalents, and restricted cash at end of the period	$24,781,389	$595,568	$25,376,957

NOTE 4. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (continued)

D. Effect of Each Restatement Adjustment

Line item	A: G&A omitted	B: APL client funds	C: Third-party assets	D: RP advances reclass	E: Subscription receivable	F: Intercompany elimination	G: 500K shares 2021	OCI re-translation*	Cash segregation*	Total
Balance Sheet
Cash and cash equivalents	$(44,058)	$(3,500,000)	$(3,574,201)	$7,713,827	-	-	-	-	$(11,526,789)	$(10,931,221)
Restricted cash — client funds (segregated)	-	-	-	-	-	-	-		$11,526,789	11,526,789
Related party receivable	-	-	-	-	-	$(732,375)	-	-	-	$(732,375)
Subscription receivable (asset)	-	-	-	-	$(8,200,000)	-	-	-	-	$(8,200,000)
Related party advances (liability)	-	-	-	$7,713,827	-	$(732,375)	-	-	-	$6,981,452
Customer funds (Client funds payable)	-	$(3,500,000)	$(3,574,201)	-	-	-	-	-	-	$(7,074,201)
Common stock	-	-	-	-	-	-	$50	-	-	$50
Additional paid-in capital	-	-	-	-	$(200,000)	-	$54,700	$19,511	-	$(125,789)
Subscription receivable (contra-equity)	-	-	-	-	$(8,000,000)	-	-	-	-	$(8,000,000)
AOCI (loss)	-	-	-	-	-	-	-	$(19,511)	-	$(19,511)
Accumulated deficit	$(44,058)	-	-	-	-	-	$(54,750)	-	-	$(98,808)

Income Statement
General and administrative expense	$44,058	-	-	-	-	-	$54,750	-	-	$98,808
Rental expenses adjustment per ASC 842	(266,325)	-	-		-		-			$(266,325)
Net income (loss) attributable to shareholders	$222,268	-	-	-	-	-	$(54,750)	-		$167,518

Nature of Restatement Adjustments

Adjustment A — Correction of General and Administrative Expense ($222,268)

The reaudit identified $44,058 of G&A expenses omitted from the previously reported consolidated statement of operations for the year ended December 31, 2024. The corresponding entry reduces cash by $44,058. This correction increases G&A expense by $44,058, reduces net income by $44,058, and increases accumulated deficit by $44,058.

Adjustment in rental expenses per lease accounting under US GAAP (ASC 842) with a reduction in lease expenses of $266,325 from January 1, 2024, to December 31, 2024, increases net income by $266,325.

Net income attributable to the Company’s shareholders increased from $80,027 to a net income of $247,544.

Adjustment B — Reclassification of Client Funds of Alchemy Prime Limited (APL) from Alchemy Markets Ltd. (AML) Cash ($3,500,000)

Client funds aggregating $3,500,000 belonging to APL and held within AML’s cash account (designated as the liquidity provider account) were recorded within AML’s general cash balance rather than as a separately designated client funds account. ASC 940, “Financial Services–Brokers and Dealers,” the Company presents client funds as a separately captioned asset on the consolidated balance sheet. This reclassification transfers the balance from AML’s unrestricted cash to a client funds account. No effect on consolidated net income or total stockholders’ equity; reduces unrestricted cash and correspondingly reduces the Client funds liability.

Adjustment C — Reclassification of External Third-Party Assets from AML Cash on Hand ($3,574,201 / EUR 3,453,334)

Assets totaling $3,574,201 (EUR 3,453,334) held by AML on behalf of an external third-party counterparty were included within AML’s cash on hand balance (Account 1028). These assets belong to an external party and do not constitute Company assets. The reclassification removes third-party assets from cash and presents them within client funds, with corresponding recognition of amounts due to the external party. No effect on consolidated net income, net revenue, or total stockholders’ equity.

Adjustment D — Reclassification of Cash Credit at Various Related Parties from Cash on Hand to Related Party Advances ($7,713,827)

The classification of certain cash credits, net of $7,713,827, for various related parties was corrected to related party advances. As a result, cash on hand increased by $7,713,827 for the fiscal year ended December 31, 2024, with an offsetting increase to the related party advances liability.

Adjustment E — Reclassification of Subscription Receivable from Current Asset to Contra-Equity ($8,200,000)

The previously filed December 31, 2024, balance sheet included a subscription receivable of $8,200,000 classified as a current asset, representing amounts due from shareholders for equity instruments previously issued but not yet paid. Under ASC 505-10-45-2, receivables arising from the issuance of equity instruments shall be presented as a contra-equity item rather than as an asset. Accordingly, $8,000,000 has been reclassified from current assets to a contra-equity offset within stockholders’ equity, and $200,000, representing proceeds from the September 2021 cancellation of 2,000,000 shares of subscription receivable that had been credited to additional paid-in capital without a corresponding cash receipt, has been reversed from additional paid-in capital. This reclassification has no effect on the consolidated statements of operations, comprehensive income, or cash flows.

Adjustment F — Elimination of Intercompany Receivable Against Intercompany Payable for AML ($732,375)

An intercompany receivable of $732,375 recorded as “Amount Due from AML” had not been eliminated against the corresponding “Amount Due to AML” intercompany payable in consolidation. Per ASC 810, all intercompany balances and transactions must be eliminated upon consolidation. This adjustment eliminates the gross presentation of the intercompany receivable and payable. Net effect: reduces total consolidated assets and total consolidated liabilities by $732,375 each. No impact on stockholders’ equity or net income.

NOTE 4. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (continued)

Adjustment G — Correction of 500,000 Shares Issued for Services in October 2021 ($54,750)

Corrects the under-issuance of 500,000 shares that should have been issued in October 2021 at $0.1095 per share. The entry records the omitted share consideration at the original transaction price. Stock-based compensation expense increases by $54,750, with an increase in common stock and APIC of $50 and $54,700, respectively. As a result, shares issued and outstanding increased from 390,584,729 to 391,084,729.

Adjustment H — Correction of Foreign Currency Translation Adjustment for Fiscal Year 2024 ($225,228)

In connection with LAO Professionals’ reissuance of the Report of Independent Registered Public Accounting Firm, the Company further corrected the foreign currency translation adjustment by $225,228, from $(72,781) (as presented on the initial restated basis following the Olayinka-to-LAO reaudit reclassification) to $(298,009). Per ASC 830, foreign currency translation adjustments are recognized in OCI with an offset in AOCI within stockholders’ equity. No effect on net income, total current assets, total current liabilities, working capital, or cash flows for fiscal 2024. The adjustment reduces total comprehensive income for fiscal 2024 from $43,042 to $(316,790), and reduces comprehensive income attributable to FDCTech stockholders to $(61,466).

OCI Translation — $(19,511) mechanical re-translation effect

LAO Professionals re-performed the translation of the Company’s foreign subsidiary financial statements from functional currency to U.S. dollar reporting currency per ASC 830. The re-translation produced an AOCI loss of $(72,781) at December 31, 2024, compared to the $(53,270) balance previously reported by Olayinka Oyebola & Co. The $(19,511) difference represents the mechanical effect of the re-translation and does not reflect a separate adjusting entry. The effect is further re-corrected by Adjustment H above.

E. Consolidated Statement of Comprehensive Income — Year Ended December 31, 2024

(in U.S. dollars)

Line item	As Originally Reported	Adjustment	As Restated
Net income (loss)	$69,069	$167,516	$236,586
Other comprehensive income (loss):
Foreign currency translation adjustment*	$53,270	$(351,279)	$(298,009)
Total comprehensive income (loss)	$122,339	$(183,762)	$(61,423)
Less: Comp income (loss) attributable to NCI	$(43,178)	$43,221	$43
Comprehensive income (loss) attributable to FDCTech shareholders	$165,517	$(226,983)	$(61,466)

*	The $(351,279) aggregate adjustment to the OCI — foreign currency translation line and the $(183,762) aggregate adjustment to the Total comprehensive income line reflect the combined effect of corrections made by LAO Professionals to the foreign currency translation of the Company’s foreign subsidiaries. Adjustment H has no effect on consolidated net income, total current assets, total current liabilities, working capital, or cash flows for fiscal 2024.